SCHEDULE OF DEFERRED INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operation loss carryforward	$ 64	$ 9
Net deferred tax asset before valuation allowance	64	9
Valuation allowance	(64)	(9)
Net deferred tax asset